Significant Accounting Policies and Practices - Schedule of Relevant Assets Measured on Non-Recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Assets:
Intangible assets, net	$ 22,475	$ 28,043
Total assets	22,475	28,043
Quoted Prices in Active Markets for Identical Assets or Liabilities [Member]
Assets:
Intangible assets, net
Total assets
Quoted Prices for Similar Assets or Liabilities in Active Markets [Member]
Assets:
Intangible assets, net
Total assets
Significant Unobservable Inputs [Member]
Assets:
Intangible assets, net	22,475	28,043
Total assets	$ 22,475	$ 28,043